Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	$	$
At cost:
Computer and network equipment	43	44
Office equipment	78	79
Motor vehicles	61	61
Production equipment	216	217
	398	401
Less: accumulated depreciation	(391)	(394)

	7	7
Certain fully depreciated computer equipment, motor vehicles and office equipment were disposed in the year 2023.
	For the years ended December 31,
	2023	2024	2025
	$	$	$
Cost of revenues	85	79	-
General and administrative expenses	99	129	2
Research and development expenses	-	-	1

	184	208	3